WARRANT LIABILITY (Details Narrative) $ / shares in Units, $ in Thousands						3 Months Ended				6 Months Ended			12 Months Ended
	Jan. 04, 2024 $ / shares shares	Dec. 13, 2023 $ / shares shares	Jun. 20, 2023 $ / shares shares	Mar. 20, 2023 $ / shares shares	Nov. 02, 2022 $ / shares shares	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)		Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)		Dec. 31, 2024 USD ($)	Jan. 04, 2024 $ / shares shares
IfrsStatementLineItems [Line Items]
Loss on revaluation of warrant liability | $						$ (4,135)		$ 421	[1]	$ (3,735)	$ 3,775	[1]
January 2024 warrants [member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares	561,260													561,260
Warrants exercise price | (per share)	$ 3.75													$ 5.13
Warrants exercisable term	2 years
Warrants volatility rate	107.00%
Warrants risk-free interest rate	3.92%
Warrants, expected life	2 years
Warrants, fair value share price														$ 4.50
Loss on revaluation of warrant liability | $						1,292	$ (24)	138		1,268	894
December 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares		259,156
Warrants exercise price		$ 5.125
Warrants exercisable term		2 years
Warrants volatility rate		107.00%
Warrants risk-free interest rate		4.19%
Warrants, expected life		2 years
Warrants, fair value share price		$ 4.05
Loss on revaluation of warrant liability | $						463	(35)	64		428	461
June 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares			763,654
Warrants exercise price			$ 7.325
Warrants exercisable term			2 years
Warrants volatility rate			99.00%
Warrants risk-free interest rate			4.45%
Warrants, expected life			2 years
Warrants, fair value share price			$ 7.475
Loss on revaluation of warrant liability | $						870	(318)	58		552	528
March 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares				356,711
Warrants exercise price				$ 5.875
Warrants exercisable term				2 years
Warrants volatility rate				93.00%
Warrants risk-free interest rate				3.62%
Warrants, expected life				2 years
Warrants, fair value share price				$ 4.35
Loss on revaluation of warrant liability | $								1,004		37	1,004
November 2022 warrants [member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares					595,666
Warrants exercise price					$ 5.875
Warrants exercisable term					2 years
Warrants volatility rate					110.00%
Warrants risk-free interest rate					3.94%
Warrants, expected life					2 years
Warrants, fair value share price					$ 3.90
Loss on revaluation of warrant liability | $						$ 1,510	$ (60)	$ 69		$ 1,450	$ 805		$ 2,269

[1]	Reclassified due to discontinued operations.